RELATED PARTY PAYABLES	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
RELATED PARTY PAYABLES
RELATED PARTY PAYABLES

5. RELATED-PARTY PAYABLES

Since the beginning of 2014, a portion of the compensation of the founding executives of the Company has been deferred and is included in the related party payables balance.  The deferred compensation is non-interest bearing and has periodically been repaid to these executives.  Related party payables as of July 31, 2016 and January 31, 2016 were approximately $104,000 and $225,000, respectively.

4. RELATED PARTY PAYABLES

        Since inception, the founding executives of the Company have made advances to cover short-term operating expenses. Additionally, since the beginning of 2014 a portion of their compensation has been deferred and is included in this balance. These advances and deferred compensation are non-interest bearing and have periodically been repaid to these executives. Related party payables as of January 31, 2016 and 2015 were $225,000 and $218,000, respectively.